Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Non Controlling Interests [abstract]
Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent
The main transactions of non-controlling interests with the controlling shareholders were:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to controlling shareholders	Consideration paid or payable to non-controlling interests

Transactions between subsidiaries and shareholders:
Issuance of shares for purchased noncontrolling interests (a)	(230,500)	(77,911)	308,411	230,500
Capital contribution to subsidiary	893	—	—	—
Sale of subsidiary (b)	—	(1,220)	—	(1,220)
Non-controlling interests arising on a business combination (c)	—	50,252	—	—
For the year ended December 31, 2021	(229,607)	(28,879)	308,411	229,280

Transactions between subsidiaries and shareholders:
Transaction costs from subsidiaries	(60)	—	—	—
Equity transaction with non-controlling interests (d)	—	(20,928)	—	2,829
Non-controlling interests arising on a business combination (e)	—	3,849	—	—
For the year ended December 31, 2022	(60)	(17,079)	—	2,829

Transactions between subsidiaries and shareholders:
Equity transaction with non-controlling interests	—	49	—	—
Equity transaction related to put options over non-controlling interest	—	(3,904)	—	—
For the year ended December 31, 2023	—	(3,855)	—	—

(a)On January 28, 2021, the Group acquired all the non-controlling interest in PDCA held by Bellver Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (“Bellver”). The transaction executed through a purchase and sale of shares, where Bellver agreed to acquire 1,313,066 STNE Participações S.A. shares paid part in cash in the amount of R$230,500 and part by the delivering of their PDCA shares. The number of STNE Participações S.A. shares delivered to Bellver was based on STNE Participações S.A. volume-weighted average trading price of the 30 days preceding the signing of a memorandum of understanding (“MOU”) between the parties on December 8th, 2020.
(b)On June 28, 2021, the Group sold all of the 4,205,115 Linked Gourmet Soluções para Restaurante S.A. (“Linked Gourmet”) shares held by it, representing 58.10% of the total and voting capital, for the total price of R$1, thus withdrawing from Linked Gourmet’s shareholder group. The amount of R$1,219 refers to the 41.9% held by non-controlling shareholders.
(c)Arising from the business combination among the Group and: SimplesVet – R$12,424, VHSYS – R$19,858, Questor – R$8,233, Sponte – R$1,765, Creditinfo Caribbean - R$5,505 and MLabs – R$2,465.
(d)On October 18, 2022, the Group lost control of its subsidiary StoneCo CI following a capital contribution by a new investor. The remaining interest of 47.75% held by the Group on StoneCo CI is classified as an investment in an associate according to IAS 28. As result of the loss of control, in accordance with IFRS 10, the Group derecognized the assets and liabilities of StoneCo CI. The amount of R$20,928 refers to shares held by non-controlling shareholders. On September 20, 2022, STNE Par fully acquired the non-controlling interest held by Sponte. The amount of R$2,829 refers to shares held by non-controlling shareholders.
(e)Arising from the business combination Reclame Aqui and Hubcount.